Subsequent Events (Details) (USD $)	12 Months Ended				3 Months Ended	1 Months Ended		2 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 25, 2013 Panama Storage Facility	Mar. 13, 2013 Credit facility for financing construction of new terminal in Fujairah	Feb. 02, 2013 Aegean Tulip	Dec. 31, 2012 Aegean Tulip	Feb. 26, 2013 Aeolos floating storage facility	Dec. 31, 2012 Aeolos floating storage facility
Subsequent Event [Line Items]
DWT							4,853		84,040
Net proceeds from sale of vessels	$ 8,932,000	$ 8,474,000	$ 2,920,000			$ 1,700,000		$ 6,250,000
Loss on sale of vessels, net	5,966,000	8,682,000	1,540,000			630,000		2,630,000
Loan amount					73,500,000
Loan description					The loan is repayable in quarterly installments starting from March 31, 2014 and terminates on December 31, 2017.
Loan reference interest rate					LIBOR
Loan interest rate margin					5.25%
Contracted sale price				$ 9,702,000